Property and Equipment, Net - Additional information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 52,847	$ 7,240	¥ 74,492	¥ 107,015
Construction in Progress, Gross	¥ 760,411		¥ 547,384